Income Taxes (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating loss carry forwards	$ 1,163,400	$ 1,108,170	$ 1,701,000
Net deferred tax assets before valuation allowance	1,163,400	1,108,170	1,701,000
Less: valuation allowance	(1,163,400)	(1,108,170)	(1,701,000)
Net deferred tax assets	$ 0	$ 0	$ 0